ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Feb. 28, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of	As of
	February 29,	February 28,
	2020	2021

Accrued employee payroll and welfare benefits	$292,001	$476,224
Refund liabilities	168,118	205,688
Accrued operating expenses	40,323	142,558
Other taxes payable	7,826	28,143
Payable for investments and acquisitions	404	312
Professional service fee payable	13,994	8,716
Payable for acquisitions of intangible assets	1,436	866
Interest payable	1,267	1,727
Others	27,281	47,049

Total	$552,650	$911,283